Indebtedness, net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Indebtedness, net	Indebtedness, net
Indebtedness consisted of the following (in thousands):

Indebtedness	Collateral	Maturity	Interest Rate (1)	Default Rate (2)	June 30, 2020	December 31, 2019
Mortgage loan(4)	1 hotel	June 2020	LIBOR(3) + 5.10%	n/a	$—	$43,750
Mortgage loan(5) (6)	7 hotels	June 2020	LIBOR(3) + 3.65%	4.00%	180,720	180,720
Mortgage loan(5) (6)	7 hotels	June 2020	LIBOR(3) + 3.39%	4.00%	174,400	174,400
Mortgage loan(5) (6)	5 hotels	June 2020	LIBOR(3) + 3.73%	4.00%	221,040	221,040
Mortgage loan(5) (6)	5 hotels	June 2020	LIBOR(3) + 4.02%	4.00%	262,640	262,640
Mortgage loan(5) (6)	5 hotels	June 2020	LIBOR(3) + 2.73%	4.00%	160,000	160,000
Mortgage loan(5) (6)	5 hotels	June 2020	LIBOR(3) + 3.68%	4.00%	215,120	215,120
Mortgage loan(7)	1 hotel	July 2020	LIBOR(3) + 4.40%	n/a	35,200	35,200
Mortgage loan(8) (9)	8 hotels	July 2020	LIBOR(3) + 4.33%	n/a	144,188	144,000
Mortgage loan(6)	1 hotel	November 2020	6.26%	5.00%	91,046	91,542
Mortgage loan(10)	1 hotel	November 2020	LIBOR(3) + 2.55%	n/a	25,000	25,000
Mortgage loan(6) (11)	17 hotels	November 2020	LIBOR(3) + 3.00%	4.00%	419,000	419,000
Mortgage loan(6) (12)	8 hotels	February 2021	LIBOR(3) + 2.92%	5.00%	395,000	395,000
Mortgage loan(5) (6)	2 hotels	March 2021	LIBOR(3) + 2.75%	4.00%	240,000	240,000
Mortgage loan(6) (13)	19 hotels	April 2021	LIBOR(3) + 3.20%	4.00%	907,030	907,030
Mortgage loan(6) (14)	1 hotel	February 2022	LIBOR(3) + 3.90%	5.00%	145,000	145,000
Mortgage loan(6)	1 hotel	November 2022	LIBOR(3) + 2.00%	5.00%	97,000	97,000
Mortgage loan(15)	1 hotel	December 2022	LIBOR(3) + 2.25%	n/a	16,100	16,100
Mortgage loan(4) (6) (18)	1 hotel	January 2023	LIBOR(3) + 3.40%	4.00%	37,000	—
Mortgage loan(6) (9)	1 hotel	May 2023	5.46%	5.00%	51,582	51,843
Mortgage loan(16)	1 hotel	June 2023	LIBOR(3) + 2.45%	n/a	73,450	73,450
Mortgage loan(6)	1 hotel	January 2024	5.49%	5.00%	6,727	6,759
Mortgage loan(6)	1 hotel	January 2024	5.49%	5.00%	9,818	9,865
Mortgage loan(6)	1 hotel	May 2024	4.99%	5.00%	6,260	6,292
Mortgage loan(17)	1 hotel	June 2024	LIBOR(3) + 2.00%	n/a	8,881	8,881
Mortgage loan(6) (9)	3 hotels	August 2024	5.20%	4.00%	64,022	64,207
Mortgage loan(6)	2 hotels	August 2024	4.85%	4.00%	11,792	11,845
Mortgage loan(6)	3 hotels	August 2024	4.90%	4.00%	23,578	23,683
Mortgage loan(6)	2 hotels	February 2025	4.45%	4.00%	19,369	19,438
Mortgage loan(6)	3 hotels	February 2025	4.45%	4.00%	50,098	50,279
Mortgage loan(6)	1 hotel	March 2025	4.66%	5.00%	24,794	24,919
					4,115,855	4,124,003
Premiums, net					542	655
Deferred loan costs, net					(9,152)	(18,140)
Indebtedness, net					$4,107,245	$4,106,518
_____________________________

(1)	Interest rates do not include default or late payment rates in effect on some mortgage loans.

(2)
Default rates are presented for mortgage loans which were in default, in accordance with the terms and conditions of the applicable mortgage agreement, as of June 30, 2020. The default rate is accrued in addition to the stated interest rate.

(3)	LIBOR rates were 0.162% and 1.763% at June 30, 2020 and December 31, 2019, respectively.

(4)
On January 9, 2020, we refinanced this mortgage loan totaling $43.8 million with a new $37.0 million mortgage loan with a three-year initial term and two one-year extension options, subject to satisfaction of certain conditions. The new mortgage loan is interest only and bears interest at a rate of LIBOR + 3.40%.

(5)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions.

(6)
As of June 30, 2020, this mortgage loan was in default under the terms and conditions of the mortgage loan agreement. Default interest has been accrued, in accordance with the terms of the mortgage loan agreement, and is reflected in the Company’s consolidated balance sheet and statement of operations.

(7)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period began in July 2019.

(8)
Effective April 22, 2020, we executed a forbearance agreement for this mortgage loan, which amended the terms. Terms of the agreement included interest payment deferral for three months, which is due at maturity, lender's legal fees were added to the principal balance of the mortgage loan totaling $188,000, lender held reserves could be utilized to fund budgeted operating shortfalls at the property-level, and FF&E deposits being waived through maturity. This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period began in July 2019.

(9)	The lender holding this mortgage loan has delivered a notice of UCC sale, which provides that the lender will sell the subsidiaries of the Company that owns the respective hotels in public auction.

(10)
Effective June 29, 2020, we executed a consent and loan modification agreement for this mortgage loan. In connection with the agreement, lender-held reserves were made available to fund monthly interest payments due under the loan and monthly FF&E escrow deposits were waived until April 2021. This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. This mortgage loan has a LIBOR floor of 1.25%.

(11)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in November 2019.

(12)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in February 2020.

(13)
Effective July 9, 2020, we executed a forbearance agreement for this mortgage loan. Terms of the agreement included deferral of interest payments for six months, lender-held reserves were made available to fund property-level operating expenses and monthly FF&E escrow deposits were waived through October 2020. Deferred interest payments will accrue interest at the stated rate of the mortgage loan and are to be repaid over twelve months following the deferral period. This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in April 2020.

(14)	This mortgage loan has two one-year extension options, subject to satisfaction of certain conditions. This mortgage loan has a LIBOR floor of 1.50%.

(15)
Effective May 1, 2020, we executed a forbearance agreement for this mortgage loan. Terms of the agreement included deferral of interest payments for three months, with all deferred payments due at maturity, lender-held reserves were made available to fund property-level operating expenses, monthly FF&E escrow deposits were waived through December 2020 and tax escrow deposits were waived through October 2020. This mortgage loan has two one-year extension options, subject to satisfaction of certain conditions.

(16)
Effective May 20, 2020, we executed a forbearance agreement for this mortgage loan. Terms of the agreement included deferral of interest payments for six months, lender-held reserves were made available to fund property-level operating expenses and monthly FF&E escrow deposits were waived through March 2021. Deferred interest payments will accrue interest at the stated rate of the mortgage loan and are to be repaid over twelve months following the deferral period.

(17)
Effective April 7, 2020, we executed a forbearance agreement for this mortgage loan, which amended the terms. Terms of the agreement include an initial interest payment deferral for three months, with the option to extend the interest payment deferral an additional three months. All deferred interest is due at maturity.

(18)
Effective July 7, 2020, we executed a forbearance agreement for this mortgage loan. Terms of the agreement included deferral of interest payments for two months, lender-held reserves were made available to fund monthly interest payments due under the loan and property-level operating expenses, and monthly FF&E escrow deposits were waived through March 2021. Deferred interest payments will accrue interest at the stated rate of the mortgage loan and are to be repaid over twelve months following the deferral period.

On January 9, 2020, we refinanced our $43.8 million mortgage loan, secured by the Le Pavillon in New Orleans, Louisiana. In connection with the refinance we reduced the loan amount by $6.8 million. The new mortgage loan totals $37.0 million. The new mortgage loan is interest only and provides for an interest rate of LIBOR + 3.40%. The stated maturity is January 2023 with two one-year extension options, subject to the satisfaction of certain conditions. The mortgage loan is secured by the Le Pavillon.
In April 2020, certain subsidiaries of the Company applied for and received loans from Key Bank, N.A. under the Payroll Protection Program (“PPP”), which was established under the CARES Act. All funds borrowed under the PPP were returned on or before May 7, 2020.
During the three and six months ended June 30, 2020 and 2019, we recognized net premium amortization as presented in the table below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Line Item	2020	2019	2020	2019
Interest expense and amortization of premium and loan costs	$57	$55	$113	$120

The amortization of the net premium is computed using a method that approximates the effective interest method, which is included in “interest expense and amortization of premiums and loan costs” in the consolidated statements of operations.
We are required to maintain certain financial ratios under various debt and related agreements. If we violate covenants in any debt or related agreement, we could be required to repay all or a portion of our indebtedness before maturity at a time when we might be unable to arrange financing for such repayment on attractive terms, if at all. The assets of certain of our subsidiaries are pledged under non-recourse indebtedness and are not available to satisfy the debts and other obligations of Ashford Trust or Ashford Trust OP, our operating partnership, and the liabilities of such subsidiaries do not constitute the obligations of Ashford Trust or Ashford Trust OP.
Beginning on April 1, 2020, we did not make principal or interest payments under nearly all of our loans, which constituted an “Event of Default” as such term is defined under the applicable loan documents. Pursuant to the terms of the applicable loan documents, such an Event of Default caused an automatic increase in the interest rate on our outstanding loan balance for the period such Event of Default remains outstanding. Following an Event of Default, our lenders can generally elect to accelerate all principal and accrued interest payments that remain outstanding under the applicable loan agreement and foreclose on the applicable hotel properties that are security for such loans. The lenders who hold the mortgage note secured by the Embassy Suites New York Manhattan Times Square ($145.0 million mortgage loan) and the mortgage note secured by the Hilton Scotts Valley hotel in Santa Cruz, California ($24.8 million mortgage loan) have each sent us an acceleration notice which accelerated all payments due under the applicable loan documents. In addition, the lender for the W Hotel in Minneapolis, Minnesota ($51.6 million mortgage loan), the lender for our Rockbridge Portfolio ($144.2 million mortgage loan), which is an eight hotel portfolio, and the lender for the portfolio consisting of the Courtyard by Marriott in Fort Lauderdale, Florida, Courtyard by Marriott in Louisville, Kentucky and Marriott Residence Inn in Lake Buena Vista, Florida ($64.0 million mortgage loan), have each sent to us a notice of UCC sale, which provides that the respective lender will sell the subsidiaries of the Company that own the respective hotels in a public auction. The Company is in the process of negotiating forbearance agreements with its lenders. At this time, forbearance agreements have been executed on some, but not all of our loans. On July 16, 2020, we reached a forbearance agreement with our lenders for the Highland Pool loan, which is a $907.0 million loan secured by nineteen of our hotels. The forbearance agreement allows the Company to defer interest payments for six months in exchange for the Company’s agreement to a repayment schedule of the deferred interest payments. In the aggregate, including the Highland Pool loan, we have entered into forbearance and other agreements with varying terms and conditions that conditionally waive or defer payment defaults for loans with a total outstanding principal balance of $1.1 billion out of $4.1 billion in property level debt outstanding as of June 30, 2020. See note 15 for discussion of the loan modification agreement with Lismore.
In addition, the senior lenders and mezzanine lenders who hold notes secured by the Embassy Suites New York Manhattan Times Square are parties to a guaranty with a third party, which guaranty the mezzanine lenders can call upon to make payment of up to $20 million now that the mezzanine loans have been accelerated. As of June 30, 2020, the principal and accrued interest amount of the notes currently held by the senior lenders, senior mezzanine lenders and junior mezzanine lenders is approximately $111.7 million, $27.4 million and $10.5 million, respectively. If the lenders call upon the guaranty, and the third party guarantor makes payments under the guaranty, the guarantor has the right to require us to reimburse them for the amount paid under the guaranty. If we do not reimburse the guarantor, the guarantor will have the option to purchase the equity in the entity which owns the Embassy Suites New York Manhattan Times Square hotel for $1.
Indebtedness, net
Indebtedness and the carrying values of related collateral were as follows at December 31, 2019 and 2018 (in thousands):

				December 31, 2019		December 31, 2018
Indebtedness	Collateral	Maturity	Interest Rate	Debt Balance	Book Value of Collateral	Debt Balance	Book Value of Collateral
Mortgage loan (2)	1 hotel	July 2019	4.00%	$—	$—	$5,232	$7,752
Mortgage loan	1 hotel	August 2019	LIBOR (1) + 4.95%	—	—	7,778	9,446
Mortgage loan (3)	8 hotels	February 2020	LIBOR (1) + 2.92%	395,000	331,686	395,000	344,744
Mortgage loan (4) (5) (6)	19 hotels	April 2020	LIBOR (1) + 3.20%	907,030	1,077,936	962,575	1,168,504
Mortgage loan (7)	1 hotel	May 2020	LIBOR (1) + 2.90%	—	—	16,100	29,966
Mortgage loan (8)	1 hotel	June 2020	LIBOR (1) + 5.10%	43,750	60,191	43,750	62,995
Mortgage loan (4)	7 hotels	June 2020	LIBOR (1) + 3.65%	180,720	131,102	180,720	136,325
Mortgage loan (4)	7 hotels	June 2020	LIBOR (1) + 3.39%	174,400	131,420	174,400	137,611
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 3.73%	221,040	175,875	221,040	176,279
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 4.02%	262,640	105,702	262,640	116,304
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 2.73%	160,000	185,854	160,000	189,026
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 3.68%	215,120	198,059	215,120	193,120
Mortgage loan (9)	1 hotel	July 2020	LIBOR (1) + 4.40%	35,200	38,383	35,200	36,177
Mortgage loan (10)	8 hotels	July 2020	LIBOR (1) + 4.33%	144,000	168,054	144,000	173,678
Mortgage loan	1 hotel	November 2020	6.26%	91,542	112,767	93,433	121,162
Mortgage loan (11)	1 hotel	November 2020	LIBOR (1) + 2.55%	25,000	49,748	25,000	49,912
Mortgage loan (12) (13)	17 hotels	November 2020	LIBOR (1) + 3.00%	419,000	263,998	427,000	282,462
Mortgage loan (14)	2 hotels	March 2021	LIBOR (1) + 2.75%	240,000	235,705	—	—
Mortgage loan (15)	1 hotel	February 2022	LIBOR (1) + 3.90%	145,000	189,982	—	—
Mortgage loan (14)	2 hotels	June 2022	LIBOR (1) + 3.00%	—	—	178,099	245,984
Mortgage loan	1 hotel	November 2022	LIBOR (1) + 2.00%	97,000	186,400	97,000	194,886
Mortgage loan (7)	1 hotel	December 2022	LIBOR (1) + 2.25%	16,100	27,498	—	—
Mortgage loan	1 hotel	May 2023	5.46%	51,843	83,824	52,843	79,124
Mortgage loan	1 hotel	June 2023	LIBOR (1) + 2.45%	73,450	107,212	73,450	110,592
Mortgage loan	1 hotel	January 2024	5.49%	6,759	8,112	6,883	8,694
Mortgage loan	1 hotel	January 2024	5.49%	9,865	19,166	10,045	20,516
Mortgage loan	1 hotel	May 2024	4.99%	6,292	6,896	6,414	7,153
Mortgage loan (2)	1 hotel	June 2024	LIBOR (1) + 2.00%	8,881	7,416	—	—
Mortgage loan	3 hotels	August 2024	5.20%	64,207	48,560	65,242	50,768
Mortgage loan	2 hotels	August 2024	4.85%	11,845	11,727	12,048	10,909
Mortgage loan	3 hotels	August 2024	4.90%	23,683	17,348	24,086	16,211
Mortgage loan	2 hotels	February 2025	4.45%	19,438	10,314	19,835	10,423
Mortgage loan	3 hotels	February 2025	4.45%	50,279	70,318	51,304	73,645
Mortgage loan	1 hotel	March 2025	4.66%	24,919	43,577	—	—
				$4,124,003	$4,104,830	$3,966,237	$4,064,368
Premiums, net				655		1,293
Deferred loan costs, net				(18,140)		(40,264)
Indebtedness, net				$4,106,518		$3,927,266

____________________________________

(1)	LIBOR rates were 1.763% and 2.503% at December 31, 2019 and December 31, 2018, respectively.

(2)
On June 7, 2019, we amended this mortgage loan totaling $5.2 million. The amended mortgage loan totaling $8.9 million has a five year term, is interest only and bears interest at a rate of LIBOR + 2.00%.

(3)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in February 2020.

(4)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions.

(5)	This mortgage loan had a $26.8 million pay down of principal related to the sale of the Marriott San Antonio on August 2, 2019. See note 5.

(6)	This mortgage loan had a $28.8 million pay down of principal related to the sale of the Courtyard Savannah on August 14, 2019. See note 5.

(7)
On December 27, 2019, we amended this mortgage loan totaling $16.0 million. The amended mortgage totaling $16.1 million has a three-year initial term and two one-year extension options, subject to satisfaction of certain conditions. The amended mortgage loan is interest only and bears interest at a rate of LIBOR + 2.25%.

(8)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period began in June 2019.

(9)
This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period, which began in July 2019, resulted in a change in the interest rate in accordance with the original loan terms. The interest rate at December 31, 2018 was LIBOR + 4.15%.

(10)
This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period, which began in July 2019, resulted in a change in the interest rate in accordance with the original loan terms. The interest rate at December 31, 2018 was LIBOR + 4.09%.

(11)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions.

(12)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in November 2019.

(13)	This mortgage loan had an $8.0 million pay down of principal related to the sale of the parking lot adjacent to the Hilton St. Petersburg Bayfront on October 10, 2019. See note 5.

(14)
On March 5, 2019, we refinanced this mortgage loan totaling $178.1 million with a new $240.0 million mortgage loan with a two-year initial term and five one-year extension options, subject to the satisfaction of certain conditions. The new mortgage loan is interest only and bears interest at a rate of LIBOR + 2.75%.

(15)	This mortgage loan has two one-year extension options, subject to satisfaction of certain conditions.
On January 17, 2018, we refinanced our $376.8 million mortgage loan. The new mortgage loan totaled $395.0 million. The new mortgage loan has a two-year initial term and five one year extension options, subject to the satisfaction of certain conditions. The mortgage loan is interest only and provides for an interest rate of LIBOR + 2.92%. The new mortgage loan is secured by eight hotels: Embassy Suites Portland, Embassy Suites Crystal City, Embassy Suites Orlando, Embassy Suites Santa Clara, Crowne Plaza Key West, Hilton Costa Mesa, Sheraton Minneapolis, and Historic Inns of Annapolis.
On February 20, 2018, we repaid $7.6 million of principal on our mortgage loan partially secured by the SpringHill Suites Glen Allen. This hotel property was sold on February 20, 2018. See note 5.
On April 9, 2018, we refinanced our $971.7 million mortgage loan secured by 22 hotel properties. The new mortgage loan totaled $985.0 million, is interest only and provides for an interest rate of LIBOR + 3.20%. The stated maturity is April 2020 with five one-year extension options, subject to the satisfaction of certain conditions. The new mortgage loan is secured by the same 22 hotel properties that include: the Courtyard Boston Downtown, Courtyard Denver, Courtyard Gaithersburg, Courtyard Savannah, Hampton Inn Parsippany, Hilton Parsippany, Hilton Tampa, Hilton Garden Inn Austin, Hilton Garden Inn BWI, Hilton Garden Inn Virginia Beach, Hyatt Windwatch Long Island, Hyatt Savannah, Marriott DFW Airport, Marriott Omaha, Marriott San Antonio, Marriott Sugarland, Renaissance Palm Springs, Ritz-Carlton Atlanta, Residence Inn Tampa, Churchill, Melrose and Silversmith.
On May 1, 2018, we repaid $6.6 million of principal on our mortgage loan partially secured by the SpringHill Suites Centreville. This hotel property was sold on May 1, 2018. See note 5.
On May 10, 2018, we repaid $22.5 million of principal on our mortgage loan partially secured by the Residence Inn Tampa. This hotel property was sold on May 10, 2018. See note 5.
On June 13, 2018, we refinanced seven mortgage loans with existing outstanding balances totaling $1.068 billion. The new financing is comprised of six separate mortgage loans that total approximately $1.270 billion. Each has a two-year initial term with five one-year extension options, subject to the satisfaction of certain conditions. The original principal amounts of each mortgage loan and the hotel properties securing each mortgage loan are set forth in the following table:

Mortgage Loan	Principal Amount (in thousands)	Interest Rate	Secured Hotel Properties
A	$180,720	LIBOR + 3.65%	Courtyard Columbus Tipton Lakes
			Courtyard Scottsdale Old Town
			Residence Inn Phoenix Airport
			SpringHill Suites Manhattan Beach
			SpringHill Suites Plymouth Meeting
			Residence Inn Las Vegas Hughes Center
			Residence Inn Newark
B	$174,400	LIBOR + 3.39%	Courtyard Newark
			SpringHill Suites BWI
			Courtyard Oakland Airport
			Courtyard Plano Legacy
			Residence Inn Plano
			TownePlace Suites Manhattan Beach
			Courtyard Basking Ridge
C	$221,040	LIBOR + 3.73%	Sheraton San Diego Mission Valley
			Sheraton Bucks County
			Hilton Ft. Worth
			Hyatt Regency Coral Gables
			Hilton Minneapolis
D	$262,640	LIBOR + 4.02%	Hilton Santa Fe
			Embassy Suites Dulles
			Marriott Beverly Hills
			One Ocean
			Marriott Suites Dallas Market Center
E (1)	$216,320	LIBOR + 4.36%	Marriott Memphis East
			Embassy Suites Philadelphia Airport
			Sheraton Anchorage
			Lakeway Resort & Spa
			Marriott Fremont
F	$215,120	LIBOR + 3.68%	W Atlanta Downtown
			Embassy Suites Flagstaff
			Embassy Suites Walnut Creek
			Marriott Bridgewater
			Marriott Durham Research Triangle Park
_____________________________

(1)
On July 3, 2018, we purchased $56.3 million of mezzanine debt related to the Pool E loan that was issued in conjunction with the June 13, 2018 refinancing. The net interest rate after the purchase of the Pool E loan is LIBOR + 2.73%.

On June 29, 2018, in connection with the acquisition of the Hilton Alexandria Old Town in Alexandria, Virginia, we completed the financing of a $73.5 million mortgage loan. This mortgage loan is interest only and provides for an interest rate of LIBOR + 2.45%. The stated maturity date of the mortgage loan is June 2023, with no extension options. The mortgage loan is secured by the Hilton Alexandria Old Town.
On July 3, 2018, we purchased $56.3 million of mezzanine debt related to the Pool E loan that was issued in conjunction with the June 13, 2018 refinancing. The net interest rate after the purchase of the Pool E loan is LIBOR + 2.73%. The mezzanine debt receivable purchase and corresponding mezzanine debt eliminate in consolidation.
On September 27, 2018, we established a secured credit facility with a borrowing capacity of up to $100.0 million, which is secured by a pledge of 100% of the equity interests in the subsidiaries that own the hotel property for which revolving credit facility funds would be used to acquire. The interest rate associated with the secured credit facility is either the Base Rate + 1.65% or LIBOR + 2.65% at the Company’s election. The Base Rate is the greater of (i) the prime rate set by Bank of America; (ii) federal funds rate + 0.5%; or (iii) LIBOR + 1.0%. The secured credit facility expired on September 26, 2019. No amounts were drawn on the secured credit facility at expiration.
On November 8, 2018, in connection with the acquisition of the La Posada de Santa Fe, we completed the financing of a $25.0 million mortgage loan. This mortgage loan is interest only and provides for an interest rate of LIBOR + 2.55%. The stated maturity date of the mortgage loan is November 2020, with three one-year extension options. The mortgage loan is secured by the La Posada de Santa Fe.
On January 22, 2019, in connection with the acquisition of the Embassy Suites New York Manhattan Times Square, we completed the financing of a $145.0 million mortgage loan. This mortgage loan is interest only and provides for an interest rate of LIBOR + 3.90%. The stated maturity date of the mortgage loan is February 2022, with two one-year extensions. The mortgage loan is secured by the Embassy Suites New York Manhattan Times Square.
On February 26, 2019, in connection with the acquisition of the Hilton Santa Cruz/Scotts Valley, we assumed a $25.3 million non-recourse mortgage loan with a fair value of $24.9 million. This mortgage loan amortizes monthly and provides for a fixed interest rate of 4.66%. The stated maturity date is March 2025. The mortgage loan is secured by the Hilton Santa Cruz/Scotts Valley. See note 4.
On March 5, 2019, we refinanced our $178.1 million mortgage loan, secured by the Renaissance Nashville and Westin Princeton. The new mortgage loan totals $240.0 million. The new mortgage loan is interest only and provides for an interest rate of LIBOR + 2.75%. The stated maturity is March 2021 with five one-year extension options, subject to the satisfaction of certain conditions. The mortgage loan is secured by the Renaissance Nashville and Westin Princeton.
On June 7, 2019, we amended the mortgage loan secured by the Fort Worth Ashton totaling $5.2 million. The amended mortgage loan totaling $8.9 million has a five-year term, is interest only and bears interest at a rate of LIBOR + 2.00%.
On August 2, 2019, we repaid $26.8 million of principal on our mortgage loan partially secured by the San Antonio Marriott. This hotel property was sold on August 2, 2019. See note 5.
On August 6, 2019, we repaid $7.7 million of principal on our mortgage loan secured by the Hilton Garden Inn Wisconsin Dells. This hotel property was sold on August 6, 2019. See note 5.
On August 14, 2019, we repaid $28.8 million of principal on our mortgage loan partially secured by the Courtyard Savannah. This hotel property was sold on August 14, 2019. See note 5.
On October 10, 2019, we repaid $8.0 million of principal on our mortgage loan partially secured by the Hilton St. Petersburg Bayfront in connection with selling the 1.65-acre parking lot adjacent to the hotel on October 10, 2019. See note 5.
On December 27, 2019, we amended the mortgage loan secured by the Indigo Atlanta totaling $16.0 million. The amended mortgage loan totaling $16.1 million has a three-year term, is interest only and bears interest at a rate of LIBOR + 2.25%. The stated maturity is December 2022 with two one-year extension options, subject to the satisfaction of certain conditions.
During the years ended December 31, 2019, 2018, and 2017 we recognized premium amortization as presented in the table below (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Interest expense and amortization of premium and loan costs	$232	$277	$1,953

The amortization of the net premium is computed using a method that approximates the effective interest method, which is included in “interest expense and amortization of premiums and loan costs” in the consolidated statements of operations.
We are required to maintain certain financial ratios under various debt and related agreements. If we violate covenants in any debt or related agreement, we could be required to repay all or a portion of our indebtedness before maturity at a time when we might be unable to arrange financing for such repayment on attractive terms, if at all. The assets of certain of our subsidiaries are pledged under non-recourse indebtedness and are not available to satisfy the debts and other obligations of Ashford Trust or Ashford Trust OP, our operating partnership, and the liabilities of such subsidiaries do not constitute the obligations of Ashford Trust or Ashford Trust OP. As of December 31, 2019, we were in compliance in all material respects with all covenants or other requirements set forth in our debt and related agreements as amended.
Maturities and scheduled amortizations of indebtedness as of December 31, 2019 for each of the five following years and thereafter are as follows (in thousands):

2020	$3,279,403
2021	5,485
2022	503,868
2023	126,875
2024	124,705
Thereafter	83,667
Total	$4,124,003